Defined benefit plans (Detail 6) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Swiss pension plan
Disclosure Of Defined Benefit Plans [Table]
Duration of the defined benefit obligation	13 years 1 month 6 days	15 years 1 month 6 days
Maturity analysis of benefits expected to be paid
Benefits expected to be paid within 12 months	$ 1,294	$ 1,312
Benefits expected to be paid between 1 and 3 years	2,657	2,636
Benefits expected to be paid between 3 and 6 years	3,977	3,824
Benefits expected to be paid between 6 and 11 years	6,743	6,220
Benefits expected to be paid between 11 and 16 years	6,223	5,572
Benefits expected to be paid in more than 16 years	$ 22,446	$ 18,092
UK pension plan
Disclosure Of Defined Benefit Plans [Table]
Duration of the defined benefit obligation	13 years 8 months 12 days	18 years 9 months 18 days
Maturity analysis of benefits expected to be paid
Benefits expected to be paid within 12 months	$ 107	$ 110
Benefits expected to be paid between 1 and 3 years	234	248
Benefits expected to be paid between 3 and 6 years	384	418
Benefits expected to be paid between 6 and 11 years	667	743
Benefits expected to be paid between 11 and 16 years	667	751
Benefits expected to be paid in more than 16 years	$ 2,570	$ 3,028
US and German pension plans
Disclosure Of Defined Benefit Plans [Table]
Duration of the defined benefit obligation	7 years 10 months 24 days	9 years 6 months
Maturity analysis of benefits expected to be paid
Benefits expected to be paid within 12 months	$ 123	$ 123
Benefits expected to be paid between 1 and 3 years	232	237
Benefits expected to be paid between 3 and 6 years	335	338
Benefits expected to be paid between 6 and 11 years	502	495
Benefits expected to be paid between 11 and 16 years	388	392
Benefits expected to be paid in more than 16 years	$ 516	$ 519
UBS AG | Swiss pension plan
Disclosure Of Defined Benefit Plans [Table]
Duration of the defined benefit obligation	13 years 4 months 24 days	15 years 6 months
Maturity analysis of benefits expected to be paid
Benefits expected to be paid within 12 months	$ 702	$ 719
Benefits expected to be paid between 1 and 3 years	1,445	1,440
Benefits expected to be paid between 3 and 6 years	2,183	2,097
Benefits expected to be paid between 6 and 11 years	3,751	3,467
Benefits expected to be paid between 11 and 16 years	3,519	3,156
Benefits expected to be paid in more than 16 years	$ 13,243	$ 10,733
UBS AG | UK pension plan
Disclosure Of Defined Benefit Plans [Table]
Duration of the defined benefit obligation	13 years 8 months 12 days	18 years 9 months 18 days
Maturity analysis of benefits expected to be paid
Benefits expected to be paid within 12 months	$ 107	$ 110
Benefits expected to be paid between 1 and 3 years	234	248
Benefits expected to be paid between 3 and 6 years	384	418
Benefits expected to be paid between 6 and 11 years	667	743
Benefits expected to be paid between 11 and 16 years	667	751
Benefits expected to be paid in more than 16 years	$ 2,570	$ 3,028
UBS AG | US and German pension plans
Disclosure Of Defined Benefit Plans [Table]
Duration of the defined benefit obligation	7 years 10 months 24 days	9 years 6 months
Maturity analysis of benefits expected to be paid
Benefits expected to be paid within 12 months	$ 123	$ 123
Benefits expected to be paid between 1 and 3 years	232	237
Benefits expected to be paid between 3 and 6 years	335	338
Benefits expected to be paid between 6 and 11 years	502	495
Benefits expected to be paid between 11 and 16 years	388	392
Benefits expected to be paid in more than 16 years	$ 516	$ 519